Basis of Presentation	3 Months Ended
Mar. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Accounting [Text Block]
Note 3. Basis of Presentation

The accompanying consolidated balance sheets as of March 31, 2015, the consolidated statements of income for the three-month periods ended March 31, 2015 and 2014 and cash flows for the three months ended March 31, 2015 and 2014 are unaudited. The unaudited interim consolidated financial statements have been prepared on the same basis as the annual consolidated financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments, necessary to present fairly the Company’s financial position and results of operations and cash flows for the three months ended March 31, 2015 and 2014. The financial data and the other information disclosed in these notes to the condensed consolidated financial statements related to these three month periods are unaudited. Certain information and disclosures included in the annual consolidated financial statements have been omitted for the interim periods disclosed pursuant to the rules and regulations of the SEC. The results of the three months ended March 31, 2015 are not necessarily indicative of the results to be expected for the year ending December 31, 2015 or for any other interim period or other future year.

The preparation of consolidated financial statements in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The significant estimates and assumptions of the Company are the estimated salvage value used in determining depreciation expense, the allowances for doubtful accounts and the discount on interest free loans.

Advance hire, prepaid expenses and other current assets were comprised of the following:

	March 31, 2015	December 31, 2014
	(unaudited)
Advance hire	$1,720,308	$4,345,959
Prepaid expenses	1,013,021	427,889
Other current assets	318,428	1,794,386
	$3,051,757	$6,568,234

Accounts payable, accrued expenses and other current liabilities were comprised of the following:

	March 31, 2015	December 31, 2014
	(unaudited)
Accounts payable	$20,858,150	$33,538,153
Accrued voyage expenses	5,777,531	4,651,503
Accrued interest	955,297	540,862
Other accrued liabilities	1,065,090	1,471,276
	$28,656,068	$40,201,794